Income Taxes - Reform of International Taxation Rules (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Revenue.		€ 27,842	€ 27,338	€ 27,553
Corporate Income Tax Rate	15.00%	15.00%	15.00%	15.00%